Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Disclosures Of Inventories [Abstract]
Schedule of Inventory

	December 31, 2023	December 31, 2022
Finished goods	$7,907	$5,647
Metal in circuit	783	167
Ore stockpiles	794	2,642
Materials and supplies	29,380	18,177
As at December 31, 2023	$38,864	$26,633